Related-Party Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2019 USD ($)
Schedule Of Related Party Transaction Details [Line Items]
Amounts due to related parties	$ 600
Service Fees
Schedule Of Related Party Transaction Details [Line Items]
Service fees	7,499
Commission Service Fees
Schedule Of Related Party Transaction Details [Line Items]
Amounts due to related parties	$ 2,013